UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21337

Western Asset Global High Income Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2007

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

FORM N-Q

AUGUST 31, 2007

ITEM 1.           SCHEDULE OF INVESTMENTS

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited)	August 31, 2007

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 32.2%
Aerospace & Defense — 0.5%
410,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16 (a)	$402,825
1,150,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13 (a)	1,132,750
	Hawker Beechcraft Acquisition Co.:
30,000	Senior Notes, 8.875% due 4/1/15 (a)(b)(c)	29,325
975,000	Senior Subordinated Notes, 9.750% due 4/1/17 (a)(b)	967,687
845,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12 (a)	864,013
	Total Aerospace & Defense	3,396,600
Airlines — 0.2%
	Continental Airlines Inc.:
270,000	Notes, 8.750% due 12/1/11 (a)	253,800
57,385	Pass-Through Certificates, 6.541% due 9/15/08 (a)	56,814
1,170,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)(b)	1,170,000
	Total Airlines	1,480,614
Auto Components — 0.2%
750,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13 (a)	603,750
1,275,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10 (a)	1,096,500
	Total Auto Components	1,700,250
Automobiles — 1.2%
	Ford Motor Co.:
	Debentures:
545,000	8.875% due 1/15/22 (a)	457,800
275,000	8.900% due 1/15/32 (a)	229,625
7,205,000	Notes, 7.450% due 7/16/31 (a)	5,439,775
	General Motors Corp.:
570,000	Notes, 7.200% due 1/15/11 (a)	505,875
	Senior Debentures:
300,000	8.250% due 7/15/23 (a)	240,750
2,540,000	8.375% due 7/15/33 (a)	2,051,050
	Total Automobiles	8,924,875
Building Products — 0.4%
205,000	Ainsworth Lumber Co., Ltd., Senior Notes, 7.250% due 10/1/12 (a)	147,600
1,095,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12 (a)	1,116,900
600,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14 (a)	522,000
1,240,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.555% due 3/1/14 (a)	781,200
	Total Building Products	2,567,700
Capital Markets — 0.1%
730,000	E*TRADE Financial Corp., Senior Notes, 7.375% due 9/15/13 (a)	653,350
Chemicals — 0.6%
429,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11 (a)	454,740
930,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (a)	864,900
415,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14 (a)	435,750
	Lyondell Chemical Co., Senior Notes:
310,000	8.000% due 9/15/14 (a)	338,675
260,000	8.250% due 9/15/16 (a)	292,500
495,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12 (a)	532,125
1,190,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)(b)	1,041,250

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2007

Face Amount†	Security	Value
Chemicals — 0.6% (continued)
220,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16 (a)	$203,500
	Total Chemicals	4,163,440
Commercial Banks — 1.5%
2,370,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)(b)	2,375,925
1,050,000	Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16 (a)(b)(d)	1,056,148
1,700,000	HSBK Europe BV, 7.250% due 5/3/17 (a)(b)	1,550,825
	ICICI Bank Ltd., Subordinated Bonds:
650,000	6.375% due 4/30/22 (a)(b)(d)	608,895
454,000	6.375% due 4/30/22 (a)(b)(d)	426,173
	Russian Agricultural Bank, Loan Participation Notes:
1,692,000	7.175% due 5/16/13 (b)	1,734,300
1,529,000	6.299% due 5/15/17 (b)	1,448,727
	TuranAlem Finance BV, Bonds:
1,786,000	8.250% due 1/22/37 (a)(b)	1,531,495
400,000	8.250% due 1/22/37 (a)(b)	343,000
	Total Commercial Banks	11,075,488
Commercial Services & Supplies — 0.7%
775,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11 (a)	775,000
	Allied Waste North America Inc., Senior Notes:
400,000	7.250% due 3/15/15 (a)	402,000
900,000	Series B, 7.375% due 4/15/14 (a)	882,000
1,118,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13 (a)	1,140,360
1,100,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14 (a)	1,144,000
745,000	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (a)(b)	732,894
	Total Commercial Services & Supplies	5,076,254
Consumer Finance — 1.4%
	Ford Motor Credit Co.:
	Notes:
50,000	7.875% due 6/15/10 (a)	46,968
1,300,000	7.000% due 10/1/13 (a)	1,159,114
	Senior Notes:
1,650,000	10.615% due 6/15/11 (a)(d)	1,647,099
115,000	9.875% due 8/10/11 (a)	113,616
210,000	8.110% due 1/13/12 (a)(d)	192,491
440,000	8.000% due 12/15/16 (a)	406,685
	General Motors Acceptance Corp.:
5,820,000	Bonds, 8.000% due 11/1/31 (a)	5,241,527
2,040,000	Notes, 6.875% due 8/28/12 (a)	1,803,970
	Total Consumer Finance	10,611,470
Containers & Packaging — 0.6%
1,100,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14 (a)	1,083,500
805,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13 (a)	817,075
1,575,000	Owens-Illinois Inc., Senior Notes, 7.350% due 5/15/08 (a)	1,582,875
390,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)(b)	397,800
575,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (e)	3,594
745,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12 (a)	733,825
	Total Containers & Packaging	4,618,669

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2007

Face Amount†	Security	Value
Diversified Consumer Services — 0.2%
	Education Management LLC/Education Management Finance Corp.:
430,000	Senior Notes, 8.750% due 6/1/14 (a)	$438,600
595,000	Senior Subordinated Notes, 10.250% due 6/1/16 (a)	617,312
	Service Corp. International:
210,000	7.500% due 4/1/27 (a)	194,250
140,000	Debentures, 7.875% due 2/1/13 (a)	142,815
185,000	Senior Notes, 7.625% due 10/1/18 (a)	186,850
	Total Diversified Consumer Services	1,579,827
Diversified Financial Services — 0.7%
420,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)(b)	375,900
550,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)(b)	528,000
290,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (a)(b)	298,567
487,000	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12 (a)	496,740
150,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11 (a)	145,125
1,750,000	TNK-BP Finance SA, 7.500% due 7/18/16 (a)(b)	1,732,500
161,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12 (a)	169,050
295,000	Vangent Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (b)	274,350
890,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.952% due 10/1/15 (a)	649,700
555,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14 (a)	521,700
	Total Diversified Financial Services	5,191,632
Diversified Telecommunication Services — 1.6%
650,000	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15 (a)	627,250
120,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28 (a)	105,000
635,000	Citizens Communications Co., Senior Notes, 7.875% due 1/15/27 (a)	598,487
570,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (a)	607,050
	Intelsat Bermuda Ltd., Senior Notes:
755,000	9.250% due 6/15/16 (a)	781,425
1,505,000	11.250% due 6/15/16 (a)	1,582,131
25,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15 (a)	24,313
	Level 3 Financing Inc.:
765,000	9.250% due 11/1/14 (a)	740,137
70,000	9.150% due 2/15/15 (a)(d)	65,800
670,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)(b)	696,800
360,000	PAETEC Holding Corp., Senior Note, 9.500% due 7/15/15 (a)(b)	345,600
1,520,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14 (a)	1,501,000
85,000	Qwest Corp., Notes, 8.615% due 6/15/13 (a)(d)	90,100
1,255,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)(b)	947,525
370,000	Univision Communications Inc., Senior Notes, 9.750% due 3/15/15 (a)(b)(c)	354,275
	Virgin Media Finance PLC, Senior Notes:
650,000	8.750% due 4/15/14 (a)	661,375
550,000	9.125% due 8/15/16 (a)	558,938
155,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)(b)	160,425

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2007

Face Amount†	Security	Value
Diversified Telecommunication Services — 1.6% (continued)
1,225,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (a)	$1,286,250
	Total Diversified Telecommunication Services	11,733,881
Electric Utilities — 0.2%
581,000	Enersis SA, Notes, 7.375% due 1/15/14 (a)	621,768
550,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10 (a)	602,250
	Total Electric Utilities	1,224,018
Electronic Equipment & Instruments — 0.1%
	NXP BV/NXP Funding LLC:
170,000	Senior Notes, 9.500% due 10/15/15 (a)	147,475
530,000	Senior Secured Notes, 7.875% due 10/15/14 (a)	480,312
	Total Electronic Equipment & Instruments	627,787
Energy Equipment & Services — 0.1%
560,000	Complete Production Services Inc., 8.000% due 12/15/16 (a)	541,800
175,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (a)	173,250
270,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14 (a)	274,050
	Total Energy Equipment & Services	989,100
Food & Staples Retailing — 0.1%
192,505	CVS Caremark Corp., Pass-Through Certificates, 5.298% due 1/11/27 (a)(b)	185,310
	CVS Lease Pass-Through Trust:
106,058	5.880% due 1/10/28 (a)(b)	101,153
650,466	6.036% due 12/10/28 (a)(b)	636,170
	Total Food & Staples Retailing	922,633
Food Products — 0.1%
	Dole Food Co. Inc., Senior Notes:
610,000	7.250% due 6/15/10 (a)	567,300
432,000	8.875% due 3/15/11 (a)	412,560
	Total Food Products	979,860
Gas Utilities — 0.2%
1,480,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13 (a)	1,420,800
Health Care Equipment & Supplies — 0.0%
330,000	Advanced Medical Optics Inc., 7.500% due 5/1/17 (a)	302,775
Health Care Providers & Services — 1.6%
1,180,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (a)(b)	1,184,425
1,300,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15 (a)	1,280,500
	HCA Inc.:
1,360,000	Notes, 6.375% due 1/15/15 (a)	1,111,800
400,000	Senior Notes, 6.500% due 2/15/16 (a)	328,000
	Senior Secured Notes:
540,000	9.250% due 11/15/16 (a)(b)	556,200
2,920,000	9.625% due 11/15/16 (a)(b)(c)	3,025,850
1,675,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14 (a)	1,641,500
	Tenet Healthcare Corp., Senior Notes:
430,000	6.375% due 12/1/11 (a)	363,350
125,000	7.375% due 2/1/13 (a)	104,375
1,539,000	9.875% due 7/1/14 (a)	1,369,710
	Universal Hospital Services Inc., Secured Notes:
135,000	8.500% due 6/1/15 (a)(b)(c)	128,925
160,000	8.760% due 6/1/15 (a)(b)(d)	155,200

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2007

Face Amount†	Security	Value
Health Care Providers & Services — 1.6% (continued)
705,000	US Oncology Holdings Inc., Senior Notes, 9.797% due 3/15/12 (a)(b)(c)(d)	$655,650
	Total Health Care Providers & Services	11,905,485
Hotels, Restaurants & Leisure — 2.3%
675,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14 (a)	641,250
695,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (a)	538,625
	Caesars Entertainment Inc.:
465,000	Senior Notes, 7.000% due 4/15/13 (a)	479,504
650,000	Senior Subordinated Notes, 8.875% due 9/15/08 (a)	660,562
557,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)(b)	538,898
875,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12 (a)	892,500
255,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13 (a)	261,375
825,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14 (a)	643,500
1,000,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10 (a)	1,060,000
975,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15 (a)	931,125
	MGM MIRAGE Inc.:
560,000	Notes, 6.750% due 9/1/12 (a)	546,000
	Senior Notes:
675,000	5.875% due 2/27/14 (a)	622,688
30,000	6.625% due 7/15/15 (a)	28,388
725,000	7.625% due 1/15/17 (a)	721,375
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
675,000	7.125% due 8/15/14 (a)	663,187
625,000	6.875% due 2/15/15 (a)	603,125
	Pinnacle Entertainment Inc., Senior Subordinated Notes:
450,000	8.250% due 3/15/12 (a)	454,500
675,000	8.750% due 10/1/13 (a)	688,500
940,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)(b)	1,010,500
95,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11 (a)	97,850
400,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15 (a)	353,500
1,150,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12 (a)	1,161,500
	Snoqualmie Entertainment Authority, Senior Secured Notes:
150,000	9.063% due 2/1/14 (a)(b)(d)	147,188
145,000	9.125% due 2/1/15 (a)(b)	142,281
	Station Casinos Inc.:
	Senior Notes:
110,000	6.000% due 4/1/12 (a)	102,575
760,000	7.750% due 8/15/16 (a)	731,500
190,000	Senior Subordinated Notes, 6.875% due 3/1/16 (a)	160,075
2,000,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)(b)	2,030,000
	Total Hotels, Restaurants & Leisure	16,912,071
Household Durables — 0.3%
80,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16 (a)	76,000
	K Hovnanian Enterprises Inc., Senior Notes:
780,000	7.500% due 5/15/16 (a)	604,500
130,000	8.625% due 1/15/17 (a)	103,350
1,050,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11 (a)	1,055,250
445,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.838% due 9/1/12 (a)	396,050
	Total Household Durables	2,235,150

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2007

Face Amount†	Security	Value
Household Products — 0.1%
490,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13 (a)	$492,450
Independent Power Producers & Energy Traders — 1.4%
675,000	AES China Generating Co., Ltd., 8.250% due 6/26/10 (a)	667,590
	AES Corp.:
	Senior Notes:
525,000	9.375% due 9/15/10 (a)	551,250
670,000	8.875% due 2/15/11 (a)	691,775
1,940,000	7.750% due 3/1/14 (a)	1,930,300
190,000	Senior Secured Notes, 9.000% due 5/15/15 (a)(b)	199,025
1,150,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19 (a)(b)	1,069,500
	Edison Mission Energy, Senior Notes:
75,000	7.500% due 6/15/13 (a)	75,937
690,000	7.750% due 6/15/16 (a)	698,625
550,000	7.200% due 5/15/19 (a)(b)	522,500
590,000	7.625% due 5/15/27 (a)(b)	551,650
845,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13 (a)	845,000
	NRG Energy Inc., Senior Notes:
450,000	7.250% due 2/1/14 (a)	446,625
2,135,000	7.375% due 2/1/16 (a)	2,113,650
	Total Independent Power Producers & Energy Traders	10,363,427
Industrial Conglomerates — 0.1%
523,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13 (a)	546,535
205,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09 (a)	213,200
	Total Industrial Conglomerates	759,735
Internet & Catalog Retail — 0.1%
405,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14 (a)	378,675
IT Services — 0.2%
	SunGard Data Systems Inc.:
325,000	Senior Notes, 9.125% due 8/15/13 (a)	337,187
1,415,000	Senior Subordinated Notes, 10.250% due 8/15/15 (a)	1,464,525
	Total IT Services	1,801,712
Leisure Equipment & Products — 0.1%
420,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14 (a)	371,700
Media — 2.5%
	Affinion Group Inc.:
755,000	Senior Notes, 10.125% due 10/15/13 (a)	758,775
380,000	Senior Subordinated Notes, 11.500% due 10/15/15 (a)	381,900
610,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (a)	637,450
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
325,000	Senior Accreting Notes, 12.125% due 1/15/15 (a)	292,500
1,205,000	Senior Notes, 11.750% due 5/15/14 (a)	1,078,475
1,247,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (a)	1,228,295
	CCH II LLC/CCH II Capital Corp., Senior Notes:
1,050,000	10.250% due 9/15/10 (a)	1,065,750
309,000	10.250% due 10/1/13 (a)	313,635
185,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12 (a)	179,450
285,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11 (a)	276,450

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2007

Face Amount†	Security	Value
Media — 2.5% (continued)
400,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)(b)	$400,000
575,000	CMP Susquehanna Corp., 9.875% due 5/15/14 (a)	534,750
	CSC Holdings Inc.:
425,000	Senior Debentures, 8.125% due 8/15/09 (a)	429,250
	Senior Notes:
550,000	8.125% due 7/15/09 (a)	555,500
250,000	7.625% due 4/1/11 (a)	247,500
575,000	6.750% due 4/15/12 (a)	546,250
1,367,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13 (a)	1,449,020
	EchoStar DBS Corp., Senior Notes:
375,000	7.000% due 10/1/13 (a)	372,187
1,775,000	6.625% due 10/1/14 (a)	1,721,750
675,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (a)	669,937
160,000	ION Media Networks Inc., Senior Secured Notes, 11.610% due 1/15/13 (a)(b)(d)	160,400
455,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15 (a)	436,800
270,000	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16 (a)	258,188
550,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 1/15/16 (a)	566,500
1,000,000	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12 (a)	1,062,500
1,100,000	Rogers Cable Inc., Senior Secured Notes, 7.875% due 5/1/12 (a)	1,187,889
69,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12 (a)	70,035
690,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (a)(b)	653,775
225,000	Videotron Ltee., Senior Notes, 6.375% due 12/15/15 (a)	206,438
	XM Satellite Radio Inc., Senior Notes:
370,000	9.856% due 5/1/13 (a)(d)	345,950
205,000	9.750% due 5/1/14 (a)	195,775
	Total Media	18,283,074
Metals & Mining — 2.0%
80,000	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13 (a)	91,200
1,050,000	Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (a)(b)	1,060,296
4,210,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17 (a)	4,494,175
1,235,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15 (a)	1,321,450
525,000	Noranda Aluminum Holding Corp., Senior Notes, 11.146% due 11/15/14 (a)(b)(c)(d)	480,375
495,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15 (a)	482,625
500,000	Tube City IMS Corp., 9.750% due 2/1/15 (a)	492,500
	Vale Overseas Ltd., Notes:
1,448,000	8.250% due 1/17/34 (a)	1,705,889
4,524,000	6.875% due 11/21/36 (a)	4,603,622
	Total Metals & Mining	14,732,132
Multiline Retail — 0.3%
	Dollar General Corp.:
650,000	Senior Notes, 10.625% due 7/15/15 (a)(b)	588,250
640,000	Senior Subordinated Notes, 11.875% due 7/15/17 (a)(b)(c)	540,800
	Neiman Marcus Group Inc.:
165,000	Senior Notes, 9.000% due 10/15/15 (a)(c)	174,900
925,000	Senior Subordinated Notes, 10.375% due 10/15/15 (a)	999,000
	Total Multiline Retail	2,302,950
Oil, Gas & Consumable Fuels — 5.9%
1,135,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12 (a)	1,140,675
	Chesapeake Energy Corp., Senior Notes:

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2007

Face Amount†		Security	Value
Oil, Gas & Consumable Fuels — 5.9% (continued)
1,350,000		6.375% due 6/15/15 (a)	$1,297,687
270,000		6.625% due 1/15/16 (a)	262,575
160,000		Colorado Interstate Gas Co., Senior Notes, 6.800% due 11/15/15 (a)	165,911
245,000		Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15 (a)	247,450
454,112		Corral Finans AB, 10.360% due 4/15/10 (a)(b)(c)(d)	435,948
		El Paso Corp.:
		Medium-Term Notes:
2,050,000		7.375% due 12/15/12 (a)	2,105,557
1,330,000		7.750% due 1/15/32 (a)	1,330,827
125,000		Notes, 7.875% due 6/15/12 (a)	130,430
70,000		El Paso Natural Gas Co., Bonds, 8.375% due 6/15/32 (a)	81,688
540,000		Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (a)(d)	553,757
1,030,000		EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11 (a)	1,042,875
		Gazprom:
		Bonds:
159,710,000	RUB	Series A7, 6.790% due 10/29/09 (a)	6,269,060
53,230,000	RUB	Series A8, 7.000% due 10/27/11 (a)	2,070,742
		Loan Participation Notes:
890,000		6.212% due 11/22/16 (b)	859,740
1,179,000		6.510% due 3/7/22 (b)	1,163,040
570,000		Senior Notes, 6.510% due 3/7/22 (b)	552,330
61,340,000	RUB	Gazprom OAO, Series A6, 6.950% due 8/6/09 (a)	2,404,727
655,000		International Coal Group Inc., Senior Notes, 10.250% due 7/15/14 (a)	617,337
		LUKOIL International Finance BV:
830,000		6.356% due 6/7/17 (b)	780,200
946,000		6.656% due 6/7/22 (a)(b)	877,415
390,000		Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13 (a)	372,450
845,000		Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16 (a)	885,137
		OPTI Canada Inc., Senior Secured Notes:
690,000		7.875% due 12/15/14 (a)(b)	695,175
445,000		8.250% due 12/15/14 (a)(b)	452,788
		Pemex Project Funding Master Trust:
5,000,000		8.625% due 12/1/23 (a)	6,137,500
1,040,000		Bonds, 6.625% due 6/15/35 (a)	1,064,679
510,000		Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13 (a)	534,225
410,000		Petroplus Finance Ltd., Senior Notes, 7.000% due 5/1/17 (a)(b)	379,250
		Petrozuata Finance Inc.:
1,800,000		8.220% due 4/1/17 (a)(b)	1,782,000
600,000		8.220% due 4/1/17 (a)(b)	603,000
610,000		Pogo Producing Co., Senior Subordinated Notes, 7.875% due 5/1/13 (a)	617,625
1,245,000		SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(b)	1,204,537
40,000		SESI LLC, Senior Notes, 6.875% due 6/1/14 (a)	38,400
660,000		Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11 (a)	651,750
550,000		TNK-BP Finance SA, 6.625% due 3/20/17 (a)(b)	510,125
355,000		W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)(b)	332,813
630,000		Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14 (a)	596,925
		Williams Cos. Inc.:
1,060,000		Notes, 8.750% due 3/15/32 (a)	1,211,050
1,000,000		Senior Notes, 7.625% due 7/15/19 (a)	1,067,500
		Total Oil, Gas & Consumable Fuels	43,526,900
Paper & Forest Products — 0.5%
		Abitibi-Consolidated Co. of Canada, Senior Notes:
550,000		6.000% due 6/20/13 (a)	409,750

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2007

Face Amount†	Security	Value
Paper & Forest Products — 0.5% (continued)
325,000	8.375% due 4/1/15 (a)	$256,750
	Abitibi-Consolidated Inc.:
485,000	Debentures, 7.400% due 4/1/18 (a)	354,050
110,000	Notes, 7.750% due 6/15/11 (a)	92,400
	Appleton Papers Inc.:
375,000	Senior Notes, 8.125% due 6/15/11 (a)	373,594
715,000	Senior Subordinated Notes, 9.750% due 6/15/14 (a)	723,043
	NewPage Corp.:
885,000	Senior Secured Notes, 11.606% due 5/1/12 (a)(d)	942,525
65,000	Senior Subordinated Notes, 12.000% due 5/1/13 (a)	68,250
565,000	Verso Paper Holdings LLC, 11.375% due 8/1/16 (a)	579,125
	Total Paper & Forest Products	3,799,487
Pharmaceuticals — 0.2%
1,270,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	1,111,250
Real Estate Investment Trusts (REITs) — 0.4%
30,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15 (a)	28,350
2,275,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13 (a)	2,275,000
155,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12 (a)	113,925
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
175,000	6.500% due 6/1/16 (a)	169,312
690,000	6.750% due 4/1/17 (a)	674,475
	Total Real Estate Investment Trusts (REITs)	3,261,062
Real Estate Management & Development — 0.2%
325,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15 (a)	260,000
1,550,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (a)(b)	1,145,062
	Total Real Estate Management & Development	1,405,062
Road & Rail — 0.5%
790,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12 (a)	821,600
	Hertz Corp.:
750,000	Senior Notes, 8.875% due 1/1/14 (a)	780,000
1,660,000	Senior Subordinated Notes, 10.500% due 1/1/16 (a)	1,801,100
160,000	Kansas City Southern de Mexico, Senior Notes, 7.625% due 12/1/13 (a)(b)	157,200
190,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09 (a)	190,950
	Total Road & Rail	3,750,850
Semiconductors & Semiconductor Equipment — 0.1%
605,000	Freescale Semiconductor Inc., 8.875% due 12/15/14 (a)	561,138
Software — 0.1%
495,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (a)	439,313
Specialty Retail — 0.2%
	AutoNation Inc., Senior Notes:
335,000	7.360% due 4/15/13 (a)(d)	316,575
85,000	7.000% due 4/15/14 (a)	80,431
590,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12 (a)	510,350
345,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15 (a)	370,875
	Total Specialty Retail	1,278,231

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2007

Face Amount†	Security	Value
Textiles, Apparel & Luxury Goods — 0.3%
995,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15 (a)	$1,034,800
350,000	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14 (a)	329,438
1,375,000	Simmons Co., Senior Discount Notes, step bond to yield 9.983% due 12/15/14 (a)	1,075,937
	Total Textiles, Apparel & Luxury Goods	2,440,175
Tobacco — 0.1%
480,000	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12 (a)	504,000
Trading Companies & Distributors — 0.3%
475,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)(b)	472,625
765,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16 (a)	787,950
1,005,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)(b)	1,050,225
	Total Trading Companies & Distributors	2,310,800
Transportation Infrastructure — 0.1%
	Saint Acquisition Corp., Secured Notes:
310,000	13.308% due 5/15/15 (b)(d)	217,000
1,090,000	12.500% due 5/15/17 (b)	743,925
	Total Transportation Infrastructure	960,925
Wireless Telecommunication Services — 1.6%
260,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14 (a)(b)	257,400
1,105,000	Nextel Communications Inc., Senior Notes, 7.375% due 8/1/15 (a)	1,113,302
20,000	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12 (a)	21,221
170,000	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12 (a)	179,396
	Rural Cellular Corp.:
260,000	Senior Notes, 9.875% due 2/1/10 (a)	270,400
900,000	Senior Secured Notes, 8.250% due 3/15/12 (a)	940,500
440,000	Senior Subordinated Notes, 8.360% due 6/1/13 (a)(b)(d)	451,000
6,510,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)(b)	6,542,550
1,708,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (b)	1,720,810
	Total Wireless Telecommunication Services	11,496,579
	TOTAL CORPORATE BONDS & NOTES (Cost — $242,103,141)	236,625,356
ASSET-BACKED SECURITIES — 0.0%
Home Equity — 0.0%
110,125	Finance America Net Interest Margin Trust, 5.250% due 6/27/34 (b)	1
	Sail Net Interest Margin Notes:
14,101	Series 2003-6A, Class A, 7.000% due 7/27/33 (a)(b)	282
42,974	Series 2003-7A, Class A, 7.000% due 7/27/33 (a)(b)(f)	262
	TOTAL ASSET-BACKED SECURITIES (Cost — $166,858)	545
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
	Federal National Mortgage Association (FNMA) STRIP:
8,461,746	Series 329, Class 2, IO, 5.500% due 1/1/33 (g)	2,163,684
10,397,977	Series 338, Class 2, IO, 5.500% due 7/1/33 (g)	2,690,277
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $5,440,184)	4,853,961
LOAN PARTICIPATIONS — 0.2%
998,895	Ashmore Energy International Term Loan, 8.350% due 3/30/14 (Credit Suisse Securities)(d)(h)	968,928

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2007

Face Amount†		Security	Value
LOAN PARTICIPATIONS — 0.2% (continued)
131,105		Ashmore Energy International, Synthetic Revolving Credit Facility, 8.250% due 3/30/14 (Credit Suisse Securities)(d)(h)	$127,172
		TOTAL LOAN PARTICIPATIONS (Cost — $1,127,322)	1,096,100
MORTGAGE-BACKED SECURITIES — 30.8%
FHLMC — 7.9%
		Federal Home Loan Mortgage Corp. (FHLMC):
2,169,517		5.942% due 10/1/36 (a)(d)	2,183,336
4,262,942		5.736% due 3/1/37 (a)(d)	4,257,506
3,542,478		5.888% due 5/1/37 (a)(d)	3,556,525
		Gold:
40,000,000		5.000% due 8/7/37 (i)	38,031,240
10,000,000		5.500% due 9/13/37 (i)	9,767,190
200,000		FH 7/1 Hybrid, 6.126% due 9/1/37 (d)(i)	200,094
		TOTAL FHLMC	57,995,891
FNMA — 20.8%
		Federal National Mortgage Association (FNMA):
45,650,000		5.500% due 9/18/22-10/11/37 (i)	44,634,472
50,850,000		6.000% due 9/18/22-10/11/37 (i)	50,788,639
35,700,000		5.000% due 8/30/37-9/13/37 (i)	33,931,744
22,770,000		6.500% due 9/13/37-10/11/37 (i)	23,110,858
		TOTAL FNMA	152,465,713
GNMA — 2.1%
2,600,000		Government National Mortgage Association (GNMA) I, 6.500% due 9/19/37 (i)	2,649,156
12,800,000		Government National Mortgage Association (GNMA) II, 6.500% due 10/18/37 (i)	13,028,070
		TOTAL GNMA	15,677,226
		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $225,611,075)	226,138,830
SOVEREIGN BONDS — 10.9%
Argentina — 0.5%
		Republic of Argentina:
1,074,000	EUR	9.000% due 6/20/03 (e)	492,584
1,100,000	EUR	10.250% due 1/26/07 (e)	540,144
1,729,117	EUR	8.000% due 2/26/08 (e)	834,325
1,550,000	DEM	11.750% due 11/13/26 (e)	358,072
2,122,847	ARS	Bonds, 2.000% due 1/3/10 (a)(d)	1,335,727
522,000	EUR	Medium-Term Notes, 10.000% due 2/22/07 (e)	256,323
		Total Argentina	3,817,175
Brazil — 2.3%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10 (a)	493
32,108,000	BRL	10.000% due 7/1/10 (a)	15,575,101
945,000		Federative Republic of Brazil, Collective Action Securities, 8.750% due 2/4/25 (a)	1,180,778
		Total Brazil	16,756,372
Colombia — 0.9%
		Republic of Colombia:
780,000		7.375% due 1/27/17 (a)	830,700
544,000		11.750% due 2/25/20 (a)	774,928

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2007

Face Amount†		Security	Value
Colombia — 0.9% (continued)
4,642,000		7.375% due 9/18/37 (a)	$4,932,125
		Total Colombia	6,537,753
Ecuador — 0.3%
2,765,000		Republic of Ecuador, 10.000% due 8/15/30 (a)(b)	2,438,039
Indonesia — 0.9%
		Republic of Indonesia:
525,000		8.500% due 10/12/35 (a)(b)	591,937
28,956,000,000	IDR	Series FR40, 11.000% due 9/15/25 (a)	3,284,721
15,399,000,000	IDR	Series FR43, 10.250% due 7/15/22 (a)	1,660,591
11,646,000,000	IDR	Series FR45, 9.750% due 5/15/37 (a)	1,177,672
		Total Indonesia	6,714,921
Mexico — 1.7%
		United Mexican States:
300,000		11.375% due 9/15/16 (a)	422,640
		Medium-Term Notes:
1,134,000		5.625% due 1/15/17 (a)	1,134,567
		Series A:
5,098,000		6.375% due 1/16/13 (a)	5,340,155
5,082,000		6.750% due 9/27/34 (a)	5,585,118
		Total Mexico	12,482,480
Panama — 0.8%
		Republic of Panama:
1,275,000		9.375% due 4/1/29 (a)	1,670,250
3,936,000		6.700% due 1/26/36	3,916,320
		Total Panama	5,586,570
Peru — 0.3%
		Republic of Peru:
278,000		8.750% due 11/21/33 (a)	351,670
1,774,000		Bonds, 6.550% due 3/14/37 (a)	1,771,339
50,000		Global Bonds, 7.350% due 7/21/25 (a)	55,125
		Total Peru	2,178,134
Russia — 1.1%
		Russian Federation:
933,351		8.250% due 3/31/10 (a)(b)	964,851
4,236,000		12.750% due 6/24/28 (a)(b)	7,476,540
		Total Russia	8,441,391
Turkey — 0.2%
1,896,000	TRY	Republic of Turkey, 14.000% due 1/19/11 (a)	1,341,129
Uruguay — 0.3%
2,229,935		Oriental Republic of Uruguay, Bonds, 7.625% due 3/21/36 (a)	2,341,432
Venezuela — 1.6%
		Bolivarian Republic of Venezuela:
365,000		8.500% due 10/8/14 (a)	353,138
10,497,000		5.750% due 2/26/16 (a)	8,528,812
475,000		7.650% due 4/21/25 (a)	409,688
		Collective Action Securities:
1,608,000		9.375% due 1/13/34 (a)	1,603,980

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2007

Face Amount†	Security	Value
Venezuela — 1.6% (continued)
875,000	Notes, 10.750% due 9/19/13 (a)	$940,625
	Total Venezuela	11,836,243
	TOTAL SOVEREIGN BONDS (Cost — $79,847,338)	80,471,639
U.S. GOVERNMENT & AGENCY OBLIGATION — 0.1%
U.S. Government Agency — 0.1%
410,000	Federal Home Loan Mortgage Corp. (FHLMC), Notes, 5.125% due 4/18/11 (a) (Cost - $407,775)	415,817
U.S. TREASURY INFLATION PROTECTED SECURITIES — 0.8%
	U.S. Treasury Bonds, Inflation Indexed:
3,054,714	2.000% due 1/15/26 (a)	2,867,616
950,489	2.375% due 1/15/27 (a)	946,850
	U.S. Treasury Notes, Inflation Indexed:
734,811	2.000% due 1/15/16 (a)	712,768
1,694,350	2.375% due 1/15/17 (a)	1,692,762
	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $6,203,739)	6,219,996

Shares
COMMON STOCK — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
2,085,181	Home Interiors & Gifts Inc. (f)(g)* (Cost - $853,389)	20,852
CONVERTIBLE PREFERRED STOCKS — 0.0%
ENERGY — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
1,283	Chesapeake Energy Corp. Convertible, 6.250% due 6/15/09 (Cost - $322,378)	338,070
PREFERRED STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
32,400	Ford Motor Co., 8.000%	526,228
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
2,600	Preferred Plus, Series FRD-1, 7.400%	42,198
9,700	Saturns, Series F 2003-5, 8.125%	165,870
	TOTAL FINANCIALS	208,068
	TOTAL PREFERRED STOCKS (Cost — $738,392)	734,296

Warrants
WARRANT — 0.0%
2,675	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20* (Cost - $82,925)	100,313
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $562,904,516)	557,015,775

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2007

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS — 24.2%
Sovereign Bonds — 1.7%
		Egypt Treasury Bills:
61,075,000	EGP	Zero coupon bond to yield 9.021% due 10/30/07 (a)	$10,653,787
11,125,000	EGP	Zero coupon bond to yield 8.970% due 11/6/07 (a)	1,937,468
		Total Sovereign Bonds (Cost — $12,431,629)	12,591,255
U.S. Government Agency — 0.5%
4,050,000		Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (j)(k) (Cost - $3,940,093)	3,948,102
Repurchase Agreements — 22.0%
134,905,000		Morgan Stanley repurchase agreement dated 8/31/07, 5.200% due 9/4/07; Proceeds at maturity - $134,982,945; (Fully collateralized by U.S. government agency obligations, 0.000% due 10/31/07; Market value - $137,603,334) (a)	134,905,000
26,551,000		Nomura Securities International Inc. repurchase agreement dated 8/31/07, 5.180% due 9/4/07; Proceeds at maturity - $26,566,282; (Fully collateralized by various U.S. government agency obligations, 3.875% to 6.133% due 1/15/09 to 1/23/18; Market value - $27,085,039) (a)	26,551,000
		Total Repurchase Agreements (Cost — $161,456,000)	161,456,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $177,827,722)	177,995,357
		TOTAL INVESTMENTS — 100.0% (Cost — $740,732,238#)	$735,011,132

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All or a portion of this security is segregated pursuant to a revolving credit facility, futures contracts, foreign currency contracts and to-be-announced (“TBA”) securities.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2007.
(e)	Security is currently in default.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(g)	Illiquid security.
(h)	Participation interest was acquired through the financial institution indicated parenthetically.
(i)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).
(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(k)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS - Argentine Peso
BRL - Brazilian Dollar
DEM - German Mark
EGP - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
IO - Interest Only
OJSC - Open Joint Stock Company
RUB - Russian Ruble
TRY - Turkish Lira

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary objective is high current income. The Fund’s secondary objective is total return.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Stripped Securities. The Fund invests in ‘‘Stripped Securities,’’ a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities.

Notes to Schedule of Investments (unaudited) (continued)

However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(f) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(i) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in lack of correlation between their credit ratings and values.

(j) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At August 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,131,716
Gross unrealized depreciation	(13,852,822)
Net unrealized depreciation	$(5,721,106)

At August 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Euribor	63	9/07	$186,258	$77,339	$(108,919)
Eurodollar	19	9/07	4,500,720	4,488,394	(12,326)
Eurodollar	12	3/08	2,844,610	2,860,800	16,190
Japanese Yen	48	9/07	4,953,534	5,187,000	233,466
Libor	44	9/07	421	554	133
Libor	27	9/07	258	170	(88)
Libor	44	9/07	10,439,169	10,362,856	(76,313)
					$52,143
Contracts to Sell:
Australian Dollar	16	9/07	$1,340,275	$1,305,600	$34,675
Eurodollar	32	9/07	5,339,796	5,458,800	(119,004)
U.S. Treasury Bond	51	12/07	5,652,558	5,689,688	(37,130)
U.S. Treasury 2 Year Note	45	12/07	9,263,869	9,277,031	(13,162)
U.S. Treasury 5 Year Note	329	12/07	34,998,683	35,105,328	(106,645)
U.S. Treasury 5 Year Note	3	9/07	319,485	320,344	(859)
U.S. Treasury 10 Year Note	99	9/07	10,392,114	10,838,953	(446,839)
U.S. Treasury 10 Year Note	392	12/07	42,578,978	42,746,375	(167,397)
					$(856,361)
Net Unrealized Loss on Open Futures Contracts					$(804,218)

At August 31, 2007, the Fund had the following open forward foreign currency contract as described below:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain
Contracts to Sell:
Pound Sterling	$1,683,000	$3,389,218	11/7/07	$77,291

At August 31, 2007, the Fund held TBA securities with a total cost of $215,618,557.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  October 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  October 29, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:  October 29, 2007